Consolidated Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net Loss	$ (2,421,938)	$ (2,843,763)	$ (3,728,599)	$ (7,216,031)
Adjustments to reconcile net loss to net cash provided in operating activities:
Depreciation Expense	46,501	37,774	50,484	13,730
Amortization Expense	50,322	45,527	59,269	146,924
Imputed Interest Expense	18,544	19,611	25,842	0
Bad Debt Expense	(1,550)	55,000	73,458	0
Accretion of Discount on Convertible Debentures			0	1,294,350
Issuance of Common Stock for Interest Expense			0	51,859
Issuance of Common Stock for Services			127,200	167,260
Issuance of Common Stock on Bonuses to Officers and Directors			0	222,500
Stock Compensation Expense	0		0	316,685
(Gain) Loss on Settlement or Extinguishment of Debt	0	(52,447)	(56,519)	614,073
(Gain) Loss on Derivative Valuation			0	1,886,943
(Gain) Loss on Exchange of Warrants			0	312,144
Prepaid Consulting Services Expense	0	280,482
(Gain) Loss on Distribution Contracts	(102,350)	47,229	47,229	(4,997)
(Gain) Loss on Disposition of Assets	0	70,905	70,905	251,192
(Gain) Loss on Deferred Financing Costs	9,313	0
(Gain) Loss on Impairment of Assets	7,500	70,905
(Gain) Loss on Discontinued Operations			0	101,219
(Gain) Loss on Foreign Currency Translation	36,258	0	8,594	0
(Gain) Loss on Settlement of Accounts Payable	0	(52,447)	4,072	0
(Gain) Loss on Inventory	0	174,963	174,963	0
Decrease (Increase) in Operating Assets:
Accounts Receivable	18,612	495,522	603,288	279,804
Inventory	(2,355)	28,226	37,697	101,721
Prepaid Expenses & Other Assets	16,744	138,295	361,534	36,716
Other Receivables			0	466,762
Film and Television Costs, net	(599,681)	(156,592)	(303,953)	0
Increase (Decrease) in Operating Liabilities:
Accounts Payable	(14,059)	(448,708)	(492,173)	(354,498)
Accrued Salaries	35,332	59,800	(9,670)	196,318
Accrued Interest			0	11,135
Accrued Interest - Related Party			0	0
Deferred Revenue and Advances	165,270	432,648	397,313	0
Other Accrued Expenses	125,930	(9,392)	67,078	(16,126)
Net Cash Used in Operating Activities	(2,611,607)	(1,624,920)	(2,481,988)	(1,120,317)
Cash Flows from Investing Activities:
Investment in Intangible Assets	(111,221)	(70,000)	(70,000)	(67,461)
Investment in Fixed Assets	(180,853)	(3,151)	(4,156)	(2,825)
Investment in Capitalized Product Development	0	(16,330)	(23,830)	0
Merger with A Squared Entertainment			0	283,199
Net Cash Used in Investing Activities	(292,074)	(89,481)	(97,986)	212,913
Cash Flows from Financing Activities:
Sale of Preferred Stock, net of offering costs	0	6,000,000	5,379,915	0
Sale of Common Stock, net of offering costs	0	360,000	355,116	968,537
Costs for Warrant Exchange			0	(15,264)
Proceeds from Services Advance	750,000	750,000	750,000	0
Repayment of Services Advance	0	(10,117)	(10,417)	0
Proceeds of Related Party Notes	513	0
Payments of Related Party Notes	0	(105,017)	(105,651)	(307)
Common Stock Offering Costs	0	(4,884)
Preferred Stock Offering Costs	0	(620,085)
Debt Issuance Cost	0	(15,000)	(15,000)	(275,000)
Proceeds from Bridge Notes			0	309,000
Net Cash Provided by Financing Activities	750,513	6,354,897	6,353,963	986,966
Net Increase (Decrease) in Cash and Cash Equivalents	(2,153,168)	4,640,496	3,773,989	79,562
Beginning Cash and Cash Equivalents	4,301,099	527,110	527,110	447,548
Ending Cash and Cash Equivalents	2,147,931	5,167,606	4,301,099	527,110
Supplemental Disclosures of Cash Flow Information:
Cash Paid for Income Taxes	0	0	0	0
Cash Paid for Interest	1,076	2,230	6,063	0
Schedule of Non-Cash Financing and Investing Activities:
Common Stock Issued as Settlement for Accounts Payable	0	32,572	32,572	50,100
Common Stock Issued for Prepaid Services	$ 0	$ 113,998	32,100	333,215
Common Stock issued for Merger, net of cash			0	10,119,439
Conversion of Debentures and Accrued Interest to Common Stock			0	1,201,474
Conversion of Warrants to Common Stock			0	312,144
Conversion of Short Term Bridge Notes and Accrued Interest to Common Stock			0	543,719
Conversion of Related Party Notes and Accrued Interest to Common Stock			0	472,360
Conversion of Accrued Salaries to Common Stock			0	612,443
Accrued Salaries converted to Short Term Note Payable			0	221,000
Common Stock issued for Issuance Costs			0	15,264
Common Stock issued for Derivative Liabilities			0	3,107,608
Common Stock issued for Debt Discount			$ 0	$ 342,500